Condensed Financial Statements of Kentucky First Federal Bancorp (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net earnings for the year	$ 1,323	$ 935
Adjustments to reconcile net earnings to net cash provided by operating activities:
Noncash compensation expense	188	213
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(144)	356
Other liabilities	123	5
Net cash provided by operating activities	1,143	2,112
Cash flows from investing activities:
Additions to premises and equipment, net	(151)	(124)
Net cash used in investing activities	(12,581)	(17,867)
Cash flows from financing activities:
Dividends paid on common stock	(1,453)	(1,487)
Net cash used in financing activities	8,572	15,467
Net increase (decrease) in cash and cash equivalents	(2,861)	(304)
Beginning cash and cash equivalents	12,804	13,108
Ending cash and cash equivalents	9,943	12,804
Parent Company [Member]
Cash flows from operating activities:
Net earnings for the year	1,323	935
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(357)	361
Noncash compensation expense	188	382
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(23)	(138)
Other liabilities	(8)	3
Net cash provided by operating activities	1,123	1,543
Cash flows from investing activities:
Additions to premises and equipment, net	(49)
Net cash used in investing activities	(49)
Cash flows from financing activities:
Dividends paid on common stock	(1,453)	(1,487)
Net cash used in financing activities	(1,453)	(1,487)
Net increase (decrease) in cash and cash equivalents	(379)	56
Beginning cash and cash equivalents	2,004	1,948
Ending cash and cash equivalents	$ 1,625	$ 2,004